Current assets and liabilities - Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories
Raw materials	€ 26,984	€ 29,455
Work-in-progress	2,333	1,667
Total inventories	29,317	31,122
Inventories recognized as an expense	40,867	45,069	€ 54,987
Accumulated impairment
Inventories
Total inventories	€ (1,329)	€ (2,043)